Dividends - Summary of Dividends Paid and Proposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [line items]
Dividends paid	€ 594	€ 584	€ 554
Less: issue of scrip shares in lieu of cash dividends (note 31)	0	(51)	(77)
Dividends paid to equity holders of the Company	584	521	469
Dividends paid by subsidiaries to non-controllinginterests	10	12	8
Total dividends paid	594	533	477
Final 2019 - proposed 63.00c per Ordinary Share (2018: 52.40c; 2017: 48.80c)	495	425	409
5% Cumulative preference shares [member]
Disclosure of Dividends [line items]
Dividends paid
7% 'A' cumulative preference shares [member]
Disclosure of Dividends [line items]
Dividends paid
Final Dividends [member]
Disclosure of Dividends [line items]
Dividends paid	425	409	386
Interim Dividends [member]
Disclosure of Dividends [line items]
Dividends paid	159	163	160
Retained earnings [member]
Disclosure of Dividends [line items]
Dividends paid	€ 584	€ 572	€ 546